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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Capital Allocation Aggressive Portfolio

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 72.6%
INTERNATIONAL 20.9%
Columbia Emerging Markets Fund, Class I Shares (a)	2,919,620	$31,561,097
Columbia European Equity Fund, Class I Shares (a)	5,370,520	38,936,269
Columbia Overseas Value Fund, Class I Shares (a)	4,974,565	44,621,846
Columbia Pacific/Asia Fund, Class I Shares (a)	2,974,209	30,485,646
Total		145,604,858
U.S. LARGE CAP 48.0%
Columbia Contrarian Core Fund, Class I Shares (a)	3,389,841	75,186,671
Columbia Large Cap Growth Fund, Class I Shares (a)	580,236	21,439,703
Columbia Large Core Quantitative Fund, Class I Shares (a)	4,199,667	41,702,696
Columbia Large Growth Quantitative Fund, Class I Shares (a)	4,417,125	41,035,088
Columbia Large Value Quantitative Fund, Class I Shares (a)	6,922,134	66,937,041
Columbia Select Large Cap Equity Fund, Class I Shares (a)	2,312,688	29,486,770
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	1,702,813	32,847,256
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,090,114	25,803,009
Total		334,438,234
U.S. SMALL CAP 3.7%
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares (a)	923,593	6,816,120
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	221,168	5,108,970
Columbia Small Cap Core Fund, Class I Shares (a)	573,740	10,780,573
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	109,417	3,048,358
Total		25,754,021
Total Equity Funds (Cost: $415,146,493)		$505,797,113

Fixed-Income Funds 13.1%
EMERGING MARKETS 0.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	311,646	3,440,568
HIGH YIELD 5.7%
Columbia High Yield Bond Fund, Class I Shares (a)	5,724,753	17,174,258

	Shares	Value

Fixed-Income Funds (continued)
HIGH YIELD (CONTINUED)
Columbia Income Opportunities Fund, Class I Shares (a)	2,219,060	$22,501,274
Total		39,675,532
INVESTMENT GRADE 6.9%
Columbia Corporate Income Fund, Class I Shares (a)	2,671,181	27,192,621
Columbia Mortgage Opportunities Fund, Class I Shares (a)	407,697	4,097,361
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	3,081,378	17,132,462
Total		48,422,444
Total Fixed-Income Funds (Cost: $90,032,485)		$91,538,544

Alternative Investment Funds 4.2%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	181,252	2,162,329
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,450,351
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	300,045	1,977,298
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	1,030,677	10,389,225
Columbia Multi-Asset Income Fund, Class I Shares (a)	1,049,099	10,543,443
Total Alternative Investment Funds (Cost: $29,483,406)		$29,522,646

Issuer	Shares	Value

Common Stocks 1.5%
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	2,300	97,727
Dana Holding Corp.	4,300	92,751
Gentherm, Inc. (b)	600	31,638
Total		222,116
Diversified Consumer Services —%
Capella Education Co.	1,100	59,433
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	625	82,800
DineEquity, Inc.	900	86,787
Jack in the Box, Inc.	1,200	104,124
Marriott Vacations Worldwide Corp.	1,250	102,762
Total		376,473

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables —%
Helen of Troy Ltd. (b)	950	$83,230
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	6,100	64,477
Lands’ End, Inc. (b)	2,600	76,388
Overstock.com, Inc. (b)	3,300	70,851
Total		211,716
Leisure Products —%
Brunswick Corp.	600	30,024
Media —%
Eros International PLC (b)	4,500	79,605
Specialty Retail 0.1%
Buckle, Inc. (The)	900	40,320
Build-A-Bear Workshop, Inc. (b)	2,200	40,546
Cato Corp. (The), Class A	2,100	82,614
Hibbett Sports, Inc. (b)	900	42,120
Outerwall, Inc.	1,250	83,038
Total		288,638
Textiles, Apparel & Luxury Goods —%
Skechers U.S.A., Inc., Class A (b)	300	26,976
Vera Bradley, Inc. (b)	2,900	41,296
Total		68,272
TOTAL CONSUMER DISCRETIONARY		1,419,507
CONSUMER STAPLES 0.1%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	800	33,488
SUPERVALU, Inc. (b)	1,700	14,943
Total		48,431
Food Products 0.1%
Cal-Maine Foods, Inc.	2,300	102,833
Sanderson Farms, Inc.	1,100	82,632
Seaboard Corp. (b)	11	39,600
Total		225,065
Personal Products —%
Usana Health Sciences, Inc. (b)	800	90,992
TOTAL CONSUMER STAPLES		364,488

Issuer	Shares	Value

Common Stocks (continued)
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc. (b)	4,800	$49,248
Pioneer Energy Services Corp. (b)	2,800	20,860
Total		70,108
Oil, Gas & Consumable Fuels —%
Hallador Energy Co.	1,000	11,490
Jones Energy, Inc., Class A (b)	1,800	18,468
Pacific Ethanol, Inc. (b)	7,400	88,504
REX American Resources Corp. (b)	1,200	75,864
Westmoreland Coal Co. (b)	2,900	82,418
Total		276,744
TOTAL ENERGY		346,852
FINANCIALS 0.3%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,600	82,602
Customers Bancorp, Inc. (b)	3,900	98,319
First BanCorp (b)	12,400	74,524
First NBC Bank Holding Co. (b)	2,400	84,432
Great Southern Bancorp, Inc.	1,000	39,420
International Bancshares Corp.	1,500	38,970
OFG Bancorp	4,400	61,996
Total		480,263
Capital Markets —%
Arlington Asset Investment Corp., Class A	1,700	36,856
BGC Partners, Inc., Class A	8,700	87,304
Piper Jaffray Companies (b)	400	20,180
Total		144,340
Consumer Finance —%
Credit Acceptance Corp. (b)	400	94,480
Nelnet, Inc., Class A	1,900	85,063
Springleaf Holdings, Inc. (b)	300	15,000
Total		194,543
Insurance 0.1%
Amtrust Financial Services, Inc.	1,600	95,152
Enstar Group Ltd. (b)	625	88,775
Fidelity & Guaranty Life	1,000	22,380
Heritage Insurance Holdings, Inc. (b)	1,700	34,085
Maiden Holdings Ltd.	6,100	88,633
Total		329,025
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	4,000	76,880

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Apollo Residential Mortgage, Inc.	1,400	$22,204
Chesapeake Lodging Trust	2,700	85,725
Coresite Realty Corp.	1,400	67,312
CyrusOne, Inc.	3,100	100,688
CYS Investments, Inc.	4,800	42,816
DuPont Fabros Technology, Inc.	2,700	84,105
Geo Group, Inc. (The)	2,200	85,800
LaSalle Hotel Properties	2,500	91,725
Pebblebrook Hotel Trust	2,200	94,468
RLJ Lodging Trust	2,300	68,241
Strategic Hotels & Resorts, Inc. (b)	7,800	91,260
Summit Hotel Properties, Inc.	6,100	80,337
Total		991,561
Thrifts & Mortgage Finance —%
Federal Agricultural Mortgage Corp., Class C	2,600	81,744
Ladder Capital Corp., Class A	3,500	61,390
Radian Group, Inc.	5,800	103,588
United Community Financial Corp.	13,000	70,070
Total		316,792
TOTAL FINANCIALS		2,456,524
HEALTH CARE 0.2%
Biotechnology 0.1%
Achillion Pharmaceuticals, Inc. (b)	2,900	25,375
Arrowhead Research Corp. (b)	4,600	31,740
Bluebird Bio, Inc. (b)	500	66,595
Celldex Therapeutics, Inc. (b)	1,600	38,400
Clovis Oncology, Inc. (b)	700	56,252
Curis, Inc. (b)	6,200	15,934
Dyax Corp. (b)	1,400	33,474
Dynavax Technologies Corp. (b)	700	14,080
Isis Pharmaceuticals, Inc. (b)	800	45,376
Keryx Biopharmaceuticals, Inc. (b)	1,500	15,990
Merrimack Pharmaceuticals, Inc. (b)	1,650	18,315
NewLink Genetics Corp. (b)	200	8,920
Novavax, Inc. (b)	7,800	60,294
PTC Therapeutics, Inc. (b)	300	17,625
Puma Biotechnology, Inc. (b)	150	27,087
Receptos, Inc. (b)	350	51,569
Regulus Therapeutics, Inc. (b)	2,200	27,610
Spark Therapeutics, Inc. (b)	200	11,454
TESARO, Inc. (b)	1,000	54,470
Total		620,560

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 0.1%
Analogic Corp.	600	$50,700
ExacTech, Inc. (b)	3,400	74,290
Greatbatch, Inc. (b)	1,600	86,272
Merit Medical Systems, Inc. (b)	1,100	21,351
Orthofix International NV (b)	1,900	61,389
Total		294,002
Health Care Providers & Services —%
Five Star Quality Care, Inc. (b)	3,600	15,300
Magellan Health, Inc. (b)	1,250	79,125
Molina Healthcare, Inc. (b)	1,600	94,768
Triple-S Management Corp., Class B (b)	3,600	67,392
Total		256,585
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	6,600	80,058
INC Research Holdings, Inc. Class A (b)	2,500	83,850
PAREXEL International Corp. (b)	1,500	95,363
Total		259,271
Pharmaceuticals —%
Lannett Co., Inc. (b)	1,300	74,750
Pernix Therapeutics Holdings, Inc. (b)	4,100	26,158
Total		100,908
TOTAL HEALTH CARE		1,531,326
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
Cubic Corp.	1,700	84,286
Curtiss-Wright Corp.	1,300	94,978
Engility Holdings, Inc.	1,900	52,953
Moog, Inc., Class A (b)	1,300	90,844
Teledyne Technologies, Inc. (b)	450	47,236
Total		370,297
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	5,400	50,328
Commercial Services & Supplies —%
Deluxe Corp.	1,550	100,363
Ennis, Inc.	900	13,842
Quad/Graphics, Inc.	3,700	79,698
Total		193,903
Construction & Engineering —%
Argan, Inc.	2,200	71,082

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
EMCOR Group, Inc.	2,000	$89,260
Total		160,342
Electrical Equipment —%
EnerSys	400	27,160
Machinery 0.1%
Blount International, Inc. (b)	600	7,956
Douglas Dynamics, Inc.	1,500	32,625
Kadant, Inc.	1,600	81,536
LB Foster Co., Class A	1,800	76,914
Meritor, Inc. (b)	2,400	31,488
Wabash National Corp. (b)	1,500	21,030
Total		251,549
Marine —%
Matson, Inc.	2,400	97,200
Professional Services —%
CRA International, Inc. (b)	600	17,520
RPX Corp. (b)	5,000	77,800
VSE Corp.	250	17,785
Total		113,105
Road & Rail —%
ArcBest Corp.	2,200	78,540
TOTAL INDUSTRIALS		1,342,424
INFORMATION TECHNOLOGY 0.3%
Communications Equipment —%
Black Box Corp.	400	7,960
Polycom, Inc. (b)	6,300	82,215
Total		90,175
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	2,900	68,237
Checkpoint Systems, Inc.	7,300	75,628
Insight Enterprises, Inc. (b)	3,000	85,860
Littelfuse, Inc.	450	44,096
Methode Electronics, Inc.	1,900	80,674
Sanmina Corp. (b)	3,800	77,254
Total		431,749
Internet Software & Services —%
Cimpress NV (b)	150	12,591

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (continued)
LogMeIn, Inc. (b)	1,700	$109,106
Total		121,697
IT Services —%
Blackhawk Network Holdings, Inc. (b)	300	11,031
MAXIMUS, Inc.	1,700	108,817
NeuStar, Inc., Class A (b)	2,100	63,000
Science Applications International Corp.	1,700	85,170
Syntel, Inc. (b)	1,800	81,036
Total		349,054
Semiconductors & Semiconductor Equipment 0.1%
Alpha & Omega Semiconductor Ltd. (b)	4,400	36,036
Amkor Technology, Inc. (b)	10,100	71,003
Cohu, Inc.	3,900	40,833
Diodes, Inc. (b)	3,000	80,160
IXYS Corp.	6,600	74,646
Microsemi Corp. (b)	1,600	53,376
Total		356,054
Software 0.1%
Aspen Technology, Inc. (b)	2,600	115,414
AVG Technologies NV (b)	4,200	100,464
Fair Isaac Corp.	450	39,807
Netscout Systems, Inc. (b)	800	32,880
Pegasystems, Inc.	3,400	73,236
Progress Software Corp. (b)	3,100	81,840
SS&C Technologies Holdings, Inc.	1,200	72,204
Total		515,845
TOTAL INFORMATION TECHNOLOGY		1,864,574
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	2,300	69,299
PolyOne Corp.	2,400	93,720
Total		163,019
Construction Materials —%
United States Lime & Minerals, Inc.	600	39,600
Containers & Packaging —%
Graphic Packaging Holding Co.	1,200	16,920
Metals & Mining —%
Century Aluminum Co. (b)	2,400	30,936

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Materion Corp.	2,200	$87,978
Total		118,914
Paper & Forest Products —%
Clearwater Paper Corp. (b)	1,300	83,161
TOTAL MATERIALS		421,614
TELECOMMUNICATION SERVICES —%
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	900	31,014
TOTAL TELECOMMUNICATION SERVICES		31,014
UTILITIES 0.1%
Electric Utilities —%
IDACORP, Inc.	700	42,231
Portland General Electric Co.	2,500	87,900
Total		130,131

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.1%
Chesapeake Utilities Corp.	700	$33,446
New Jersey Resources Corp.	3,100	94,581
Southwest Gas Corp.	1,500	82,500
Total		210,527
Water Utilities —%
SJW Corp.	600	17,550
TOTAL UTILITIES		358,208
Total Common Stocks (Cost: $10,473,208)		$10,136,531
	Shares	Value

Money Market Funds 8.3%
Columbia Short-Term Cash Fund, 0.111% (a)(c)	58,038,641	$58,038,641
Total Money Market Funds (Cost: $58,038,641)		$58,038,641
Total Investments
(Cost: $603,174,233) (d)		$695,033,475(e)
Other Assets & Liabilities, Net		1,861,528
Net Assets		$696,895,003

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $2,394,046 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	47	EUR	1,882,974	06/2015	—	(74,904)
mini MSCI EAFE	111	USD	10,512,810	06/2015	525,890	—
S&P MID 400 EMINI	48	USD	7,183,200	06/2015	57,722	—
S&P500 EMINI FUT	328	USD	34,093,960	06/2015	602,713	—
TOPIX INDX FUTR	14	JPY	1,862,563	06/2015	78,097	—
Total			55,535,507		1,264,422	(74,904)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $410,000 was pledged as collateral to cover open credit default swap contracts.

Sell Protection

				Implied			Unamortized	Periodic
			Receive	Credit			Premium	Payments	Unrealized	Unrealized
		Expiration	Fixed	Spread	Notional	Market	(Paid)	Receivable	Appreciation	Depreciation
Counterparty	Reference Entity	Date	Rate (%)	(%)**	Amount ($)	Value ($)	Received ($)	(Payable) ($)	($)	($)
JPMorgan	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	3.045%	4,500,000	(421,489)	418,299	5,250	2,060	—

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,902,588	—	(131,375)	16,853	1,788,066	—	—	2,162,329
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	6,937,261	47,408	(6,605,319)	(379,350)	—	—	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,450,351
Columbia Commodity Strategy Fund, Class I Shares	2,268,615	128,625	—	—	2,397,240	—	—	1,977,298
Columbia Contrarian Core Fund, Class I Shares	56,012,736	46,572	(521,451)	111,894	55,649,751	—	—	75,186,671
Columbia Corporate Income Fund, Class I Shares	26,567,008	487,683	—	—	27,054,691	—	202,417	27,192,621
Columbia Diversified Absolute Return Fund, Class I Shares	—	10,401,681	(95,726)	893	10,306,848	—	—	10,389,225
Columbia Emerging Markets Bond Fund, Class I Shares	3,378,691	91,684	—	—	3,470,375	—	30,443	3,440,568
Columbia Emerging Markets Fund, Class I Shares	29,053,969	33,128	(389,971)	63,422	28,760,548	—	—	31,561,097
Columbia European Equity Fund, Class I Shares	32,209,543	7,324	(636,847)	161,519	31,741,539	—	—	38,936,269
Columbia High Yield Bond Fund, Class I Shares	10,182,994	6,932,214	(3,159)	(12)	17,112,037	—	174,153	17,174,258
Columbia Income Opportunities Fund, Class I Shares	20,922,072	389,706	(11,706)	1,725	21,301,797	—	259,611	22,501,274
Columbia Large Cap Growth Fund, Class I Shares	12,038,342	871	(786,129)	409,996	11,663,080	—	—	21,439,703
Columbia Large Core Quantitative Fund, Class I Shares	23,643,554	88,690	(192,190)	101,029	23,641,083	—	—	41,702,696
Columbia Large Growth Quantitative Fund, Class I Shares	39,024,463	21,255	(680,589)	271,654	38,636,783	—	—	41,035,088
Columbia Large Value Quantitative Fund, Class I Shares	63,468,892	659,255	(442)	23	64,127,728	—	—	66,937,041
Columbia Mortgage Opportunities Fund, Class I Shares	3,990,218	88,475	—	—	4,078,693	—	40,754	4,097,361
Columbia Multi-Advisor Small Cap Value Fund, Class I Shares	4,661,455	13,655	(44,575)	26,281	4,656,816	—	—	6,816,120
Columbia Multi-Asset Income Fund, Class I Shares	—	10,491,252	—	—	10,491,252	—	24,252	10,543,443
Columbia Overseas Value Fund, Class I Shares	44,821,676	37,014	(769,829)	(24,540)	44,064,321	—	—	44,621,846
Columbia Pacific/Asia Fund, Class I Shares	24,754,397	—	(1,141,212)	293,811	23,906,996	—	—	30,485,646
Columbia Select Large Cap Equity Fund, Class I Shares	31,121,651	17,995	(187,543)	(13,910)	30,938,193	—	—	29,486,770
Columbia Select Large Cap Growth Fund, Class I Shares	23,740,336	9,444	(791,193)	281,829	23,240,416	—	—	32,847,256
Columbia Select Large-Cap Value Fund, Class I Shares	17,142,772	185,739	(4,294)	1,935	17,326,152	—	—	25,803,009

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Select Smaller-Cap Value Fund, Class I Shares	4,106,564	3,227	(196,042)	43,593	3,957,342	—	—	5,108,970
Columbia Short-Term Cash Fund	90,301,754	22,654,792	(54,917,905)	—	58,038,641	—	24,383	58,038,641
Columbia Small Cap Core Fund, Class I Shares	9,688,963	63,987	(69,953)	9,169	9,692,166	—	—	10,780,573
Columbia Small Cap Growth Fund I, Class I Shares	3,280,485	—	(136,520)	(387)	3,143,578	—	—	3,048,358
Columbia U.S. Government Mortgage Fund, Class I Shares	16,692,905	321,988	—	—	17,014,893	—	126,762	17,132,462
Total	601,913,904	57,723,664	(68,313,970)	1,377,427	592,701,025	—	882,775	684,896,944

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $603,174,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$94,459,000
Unrealized Depreciation	(2,600,000)
Net Unrealized Appreciation	$91,859,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	505,797,113	—	—	505,797,113
Fixed-Income Funds	91,538,544	—	—	91,538,544
Alternative Investment Funds	29,522,646	—	—	29,522,646
Money Market Funds	58,038,641	—	—	58,038,641
Total Mutual Funds	684,896,944	—	—	684,896,944
Equity Securities
Common Stocks
Consumer Discretionary	1,419,507	—	—	1,419,507
Consumer Staples	364,488	—	—	364,488
Energy	346,852	—	—	346,852
Financials	2,456,524	—	—	2,456,524
Health Care	1,531,326	—	—	1,531,326
Industrials	1,342,424	—	—	1,342,424
Information Technology	1,864,574	—	—	1,864,574
Materials	421,614	—	—	421,614
Telecommunication Services	31,014	—	—	31,014
Utilities	358,208	—	—	358,208
Total Equity Securities	10,136,531	—	—	10,136,531
Investments in Securities	695,033,475	—	—	695,033,475
Derivatives
Assets
Futures Contracts	1,264,422	—	—	1,264,422
Swap Contracts	—	2,060	—	2,060
Liabilities
Futures Contracts	(74,904)	—	—	(74,904)
Total	696,222,993	2,060	—	696,225,053

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Conservative Portfolio

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 17.1%
INTERNATIONAL 4.8%
Columbia European Equity Fund, Class I Shares (a)	592,760	$4,297,506
Columbia Overseas Value Fund, Class I Shares (a)	972,018	8,719,000
Columbia Pacific/Asia Fund, Class I Shares (a)	142,051	1,456,025
Total		14,472,531
U.S. LARGE CAP 11.7%
Columbia Contrarian Core Fund, Class I Shares (a)	310,960	6,897,101
Columbia Large Core Quantitative Fund, Class I Shares (a)	907,961	9,016,047
Columbia Large Growth Quantitative Fund, Class I Shares (a)	1,057,640	9,825,480
Columbia Large Value Quantitative Fund, Class I Shares (a)	1,019,869	9,862,132
Total		35,600,760
U.S. SMALL CAP 0.6%
Columbia Small Cap Core Fund, Class I Shares (a)	99,523	1,870,046
Total Equity Funds (Cost: $44,828,722)		$51,943,337

Fixed-Income Funds 67.7%
EMERGING MARKETS 1.4%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	379,621	4,191,021
HIGH YIELD 3.3%
Columbia Income Opportunities Fund, Class I Shares (a)	1,007,995	10,221,069
INFLATION PROTECTED SECURITIES 4.5%
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares (a)	127,556	1,289,589
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,358,509	12,416,774
Total		13,706,363
INVESTMENT GRADE 58.5%
Columbia Corporate Income Fund, Class I Shares (a)	6,902,361	70,266,033
Columbia Limited Duration Credit Fund, Class I Shares (a)	2,922,501	28,786,631
Columbia Mortgage Opportunities Fund, Class I Shares (a)	451,613	4,538,709
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	9,598,542	53,367,896

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Columbia U.S. Treasury Index Fund, Class I Shares (a)	1,864,902	$21,036,093
Total		177,995,362
Total Fixed-Income Funds (Cost: $208,257,413)		$206,113,815

Alternative Investment Funds 6.1%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	49,272	587,821
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,450,351
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	722,178	7,279,557
Columbia Multi-Asset Income Fund, Class I Shares (a)	616,109	6,191,893
Total Alternative Investment Funds (Cost: $18,381,344)		$18,509,622

Issuer	Shares	Value

Common Stocks 0.8%
CONSUMER DISCRETIONARY 0.1%
Auto Components —%
Cooper Tire & Rubber Co.	575	24,432
Dana Holding Corp.	1,050	22,648
Gentherm, Inc. (b)	150	7,910
Total		54,990
Diversified Consumer Services —%
Capella Education Co.	275	14,858
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	160	21,197
DineEquity, Inc.	220	21,215
Jack in the Box, Inc.	300	26,031
Marriott Vacations Worldwide Corp.	300	24,663
Total		93,106
Household Durables —%
Helen of Troy Ltd. (b)	230	20,150
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	1,500	15,855
Lands’ End, Inc. (b)	650	19,097
Overstock.com, Inc. (b)	800	17,176
Total		52,128

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Products —%
Brunswick Corp.	150	$7,506
Media —%
Eros International PLC (b)	1,100	19,459
Specialty Retail —%
Buckle, Inc. (The)	225	10,080
Build-A-Bear Workshop, Inc. (b)	550	10,137
Cato Corp. (The), Class A	525	20,653
Hibbett Sports, Inc. (b)	225	10,530
Outerwall, Inc.	300	19,929
Total		71,329
Textiles, Apparel & Luxury Goods —%
Skechers U.S.A., Inc., Class A (b)	75	6,744
Vera Bradley, Inc. (b)	700	9,968
Total		16,712
TOTAL CONSUMER DISCRETIONARY		350,238
CONSUMER STAPLES —%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	200	8,372
SUPERVALU, Inc. (b)	400	3,516
Total		11,888
Food Products —%
Cal-Maine Foods, Inc.	575	25,708
Sanderson Farms, Inc.	270	20,283
Seaboard Corp. (b)	3	10,800
Total		56,791
Personal Products —%
Usana Health Sciences, Inc. (b)	200	22,748
TOTAL CONSUMER STAPLES		91,427
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc. (b)	1,200	12,312
Pioneer Energy Services Corp. (b)	700	5,215
Total		17,527
Oil, Gas & Consumable Fuels —%
Hallador Energy Co.	200	2,298
Jones Energy, Inc., Class A (b)	400	4,104
Pacific Ethanol, Inc. (b)	1,800	21,528

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
REX American Resources Corp. (b)	300	$18,966
Westmoreland Coal Co. (b)	700	19,894
Total		66,790
TOTAL ENERGY		84,317
FINANCIALS 0.2%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	650	20,651
Customers Bancorp, Inc. (b)	950	23,949
First BanCorp (b)	3,100	18,631
First NBC Bank Holding Co. (b)	600	21,108
Great Southern Bancorp, Inc.	250	9,855
International Bancshares Corp.	350	9,093
OFG Bancorp	1,100	15,499
Total		118,786
Capital Markets —%
Arlington Asset Investment Corp., Class A	400	8,672
BGC Partners, Inc., Class A	2,100	21,074
Piper Jaffray Companies (b)	100	5,045
Total		34,791
Consumer Finance —%
Credit Acceptance Corp. (b)	100	23,620
Nelnet, Inc., Class A	475	21,266
Springleaf Holdings, Inc. (b)	75	3,750
Total		48,636
Insurance —%
Amtrust Financial Services, Inc.	400	23,788
Enstar Group Ltd. (b)	150	21,306
Fidelity & Guaranty Life	250	5,595
Heritage Insurance Holdings, Inc. (b)	450	9,022
Maiden Holdings Ltd.	1,500	21,795
Total		81,506
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	1,000	19,220
Apollo Residential Mortgage, Inc.	300	4,758
Chesapeake Lodging Trust	650	20,637
Coresite Realty Corp.	350	16,828
CyrusOne, Inc.	750	24,360
CYS Investments, Inc.	1,200	10,704
DuPont Fabros Technology, Inc.	650	20,248
Geo Group, Inc. (The)	525	20,475
LaSalle Hotel Properties	625	22,931

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust	525	$22,543
RLJ Lodging Trust	550	16,319
Strategic Hotels & Resorts, Inc. (b)	1,900	22,230
Summit Hotel Properties, Inc.	1,500	19,755
Total		241,008
Thrifts & Mortgage Finance —%
Federal Agricultural Mortgage Corp., Class C	650	20,436
Ladder Capital Corp., Class A	850	14,909
Radian Group, Inc.	1,450	25,897
United Community Financial Corp.	3,200	17,248
Total		78,490
TOTAL FINANCIALS		603,217
HEALTH CARE 0.1%
Biotechnology 0.1%
Achillion Pharmaceuticals, Inc. (b)	700	6,125
Arrowhead Research Corp. (b)	1,100	7,590
Bluebird Bio, Inc. (b)	120	15,983
Celldex Therapeutics, Inc. (b)	400	9,600
Clovis Oncology, Inc. (b)	170	13,661
Curis, Inc. (b)	1,500	3,855
Dyax Corp. (b)	350	8,369
Dynavax Technologies Corp. (b)	200	4,023
Isis Pharmaceuticals, Inc. (b)	200	11,344
Keryx Biopharmaceuticals, Inc. (b)	400	4,264
Merrimack Pharmaceuticals, Inc. (b)	410	4,551
NewLink Genetics Corp. (b)	50	2,230
Novavax, Inc. (b)	1,900	14,687
PTC Therapeutics, Inc. (b)	75	4,406
Puma Biotechnology, Inc. (b)	35	6,320
Receptos, Inc. (b)	80	11,787
Regulus Therapeutics, Inc. (b)	500	6,275
Spark Therapeutics, Inc. (b)	50	2,864
TESARO, Inc. (b)	250	13,617
Total		151,551
Health Care Equipment & Supplies —%
Analogic Corp.	150	12,675
ExacTech, Inc. (b)	850	18,573
Greatbatch, Inc. (b)	400	21,568
Merit Medical Systems, Inc. (b)	300	5,823
Orthofix International NV (b)	475	15,347
Total		73,986

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services —%
Five Star Quality Care, Inc. (b)	900	$3,825
Magellan Health, Inc. (b)	300	18,990
Molina Healthcare, Inc. (b)	400	23,692
Triple-S Management Corp., Class B (b)	900	16,848
Total		63,355
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	1,600	19,408
INC Research Holdings, Inc. Class A (b)	600	20,124
PAREXEL International Corp. (b)	375	23,841
Total		63,373
Pharmaceuticals —%
Lannett Co., Inc. (b)	325	18,687
Pernix Therapeutics Holdings, Inc. (b)	1,000	6,380
Total		25,067
TOTAL HEALTH CARE		377,332
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Cubic Corp.	425	21,071
Curtiss-Wright Corp.	330	24,110
Engility Holdings, Inc.	500	13,935
Moog, Inc., Class A (b)	320	22,362
Teledyne Technologies, Inc. (b)	110	11,547
Total		93,025
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	1,300	12,116
Commercial Services & Supplies —%
Deluxe Corp.	375	24,281
Ennis, Inc.	200	3,076
Quad/Graphics, Inc.	900	19,386
Total		46,743
Construction & Engineering —%
Argan, Inc.	550	17,771
EMCOR Group, Inc.	500	22,315
Total		40,086
Electrical Equipment —%
EnerSys	100	6,790

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery —%
Blount International, Inc. (b)	200	$2,652
Douglas Dynamics, Inc.	350	7,613
Kadant, Inc.	400	20,384
LB Foster Co., Class A	450	19,228
Meritor, Inc. (b)	600	7,872
Wabash National Corp. (b)	400	5,608
Total		63,357
Marine —%
Matson, Inc.	600	24,300
Professional Services —%
CRA International, Inc. (b)	150	4,380
RPX Corp. (b)	1,200	18,672
VSE Corp.	60	4,268
Total		27,320
Road & Rail —%
ArcBest Corp.	550	19,635
TOTAL INDUSTRIALS		333,372
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
Black Box Corp.	100	1,990
Polycom, Inc. (b)	1,600	20,880
Total		22,870
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	750	17,648
Checkpoint Systems, Inc.	1,800	18,648
Insight Enterprises, Inc. (b)	750	21,465
Littelfuse, Inc.	110	10,779
Methode Electronics, Inc.	475	20,168
Sanmina Corp. (b)	950	19,313
Total		108,021
Internet Software & Services —%
Cimpress NV (b)	40	3,358
LogMeIn, Inc. (b)	425	27,276
Total		30,634
IT Services —%
Blackhawk Network Holdings, Inc. (b)	75	2,758
MAXIMUS, Inc.	425	27,204
NeuStar, Inc., Class A (b)	500	15,000
Science Applications International Corp.	425	21,293

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Syntel, Inc. (b)	450	$20,259
Total		86,514
Semiconductors & Semiconductor Equipment —%
Alpha & Omega Semiconductor Ltd. (b)	1,100	9,009
Amkor Technology, Inc. (b)	2,500	17,575
Cohu, Inc.	1,000	10,470
Diodes, Inc. (b)	750	20,040
IXYS Corp.	1,600	18,096
Microsemi Corp. (b)	375	12,510
Total		87,700
Software 0.1%
Aspen Technology, Inc. (b)	650	28,853
AVG Technologies NV (b)	1,050	25,116
Fair Isaac Corp.	110	9,731
Netscout Systems, Inc. (b)	200	8,220
Pegasystems, Inc.	850	18,309
Progress Software Corp. (b)	750	19,800
SS&C Technologies Holdings, Inc.	300	18,051
Total		128,080
TOTAL INFORMATION TECHNOLOGY		463,819
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	550	16,571
PolyOne Corp.	600	23,430
Total		40,001
Construction Materials —%
United States Lime & Minerals, Inc.	150	9,900
Containers & Packaging —%
Graphic Packaging Holding Co.	300	4,230
Metals & Mining —%
Century Aluminum Co. (b)	600	7,734
Materion Corp.	550	21,995
Total		29,729
Paper & Forest Products —%
Clearwater Paper Corp. (b)	325	20,790
TOTAL MATERIALS		104,650

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES —%
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	225	$7,753
TOTAL TELECOMMUNICATION SERVICES		7,753
UTILITIES —%
Electric Utilities —%
IDACORP, Inc.	175	10,558
Portland General Electric Co.	625	21,975
Total		32,533
Gas Utilities —%
Chesapeake Utilities Corp.	175	8,362
New Jersey Resources Corp.	750	22,882
Southwest Gas Corp.	375	20,625
Total		51,869

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities —%
SJW Corp.	150	$4,387
TOTAL UTILITIES		88,789
Total Common Stocks (Cost: $2,588,537)		$2,504,914

	Shares	Value

Money Market Funds 8.2%
Columbia Short-Term Cash Fund, 0.111% (a)(c)	25,062,189	$25,062,189
Total Money Market Funds (Cost: $25,062,189)		$25,062,189
Total Investments
(Cost: $299,118,205) (d)		$304,133,877(e)
Other Assets & Liabilities, Net		200,004
Net Assets		$304,333,881

Investments in Derivatives
Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $614,064 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	50	EUR	2,003,164	06/2015	—	(79,685)
mini MSCI EAFE	32	USD	3,030,720	06/2015	122,118	—
S&P500 EMINI FUT	37	USD	3,845,965	06/2015	67,989	—
TOPIX INDX FUTR	16	JPY	2,128,643	06/2015	89,253	—
US 10YR NOTE(CBT)	45	USD	5,776,875	06/2015	13,993	—
US LONG BOND(CBT)	5	USD	797,969	06/2015	—	(13,528)
US ULTRA BOND(CBT)	10	USD	1,645,000	06/2015	—	(37,516)
Total			19,228,336		293,353	(130,729)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, no collateral was pledged to cover open credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	3.045%	2,500,000	(234,161)	232,388	2,917	1,144	—

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	535,207	10,196	(54,931)	7,259	497,731	—	—	587,821
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	4,760,648	18,030	(4,531,642)	(247,036)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	6,619,879	423,811	(6,901,821)	(141,869)	—	411,397	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,450,351
Columbia Contrarian Core Fund, Class I Shares	5,249,892	75,030	(216,428)	89,560	5,198,054	—	—	6,897,101
Columbia Corporate Income Fund, Class I Shares	70,088,420	716,124	(1,017,055)	46,839	69,834,328	—	530,185	70,266,033
Columbia Diversified Absolute Return Fund, Class I Shares	—	7,374,655	(154,387)	2,103	7,222,371	—	—	7,279,557
Columbia Emerging Markets Bond Fund, Class I Shares	4,838,435	104,841	(511,826)	(15,577)	4,415,873	—	40,236	4,191,021
Columbia European Equity Fund, Class I Shares	3,989,100	72,125	(537,537)	112,753	3,636,441	—	—	4,297,506
Columbia Global Inflation-Linked Bond Plus Fund, Class I Shares	1,278,928	31,696	(30,042)	364	1,280,946	—	14,879	1,289,589
Columbia Income Opportunities Fund, Class I Shares	9,761,076	919,337	(605,752)	(5,806)	10,068,855	—	123,429	10,221,069
Columbia Inflation Protected Securities Fund, Class I Shares	14,021,505	140,898	(138,928)	(8,292)	14,015,183	—	—	12,416,774
Columbia International Bond Fund, Class I Shares	796,815	6,042	(772,058)	(30,799)	—	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	6,457,572	71,893	(206,785)	79,259	6,401,939	—	—	9,016,047
Columbia Large Growth Quantitative Fund, Class I Shares	9,322,468	91,571	(368,532)	42,939	9,088,446	—	—	9,825,480
Columbia Large Value Quantitative Fund, Class I Shares	9,135,237	113,887	(108,597)	4,140	9,144,667	—	—	9,862,132
Columbia Limited Duration Credit Fund, Class I Shares	29,379,839	241,409	(501,052)	14,583	29,134,779	—	168,519	28,786,631
Columbia Mortgage Opportunities Fund, Class I Shares	—	4,578,164	(48,556)	(401)	4,529,207	—	30,047	4,538,709
Columbia Multi-Asset Income Fund, Class I Shares	—	6,161,242	—	—	6,161,242	—	14,243	6,191,893
Columbia Overseas Value Fund, Class I Shares	9,085,139	97,949	(706,348)	9,000	8,485,740	—	—	8,719,000
Columbia Pacific/Asia Fund, Class I Shares	1,305,130	12,130	(183,849)	34,595	1,168,006	—	—	1,456,025
Columbia Short-Term Cash Fund	37,727,043	12,463,462	(25,128,316)	—	25,062,189	—	8,545	25,062,189
Columbia Small Cap Core Fund, Class I Shares	1,788,254	21,552	(119,314)	14,937	1,705,429	—	—	1,870,046
Columbia U.S. Government Mortgage Fund, Class I Shares	53,311,801	494,620	(628,924)	105	53,177,602	—	400,167	53,367,896
Columbia U.S. Treasury Index Fund, Class I Shares	21,808,729	242,522	(239,295)	(11,316)	21,800,640	—	72,618	21,036,093
Total	301,261,117	38,983,186	(43,711,975)	(2,660)	296,529,668	411,397	1,402,868	301,628,963

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $299,118,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,155,000
Unrealized Depreciation	(3,139,000)
Net Unrealized Appreciation	$5,016,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	51,943,337	—	—	51,943,337
Fixed-Income Funds	206,113,815	—	—	206,113,815
Alternative Investment Funds	18,509,622	—	—	18,509,622
Money Market Funds	25,062,189	—	—	25,062,189
Total Mutual Funds	301,628,963	—	—	301,628,963
Equity Securities
Common Stocks
Consumer Discretionary	350,238	—	—	350,238
Consumer Staples	91,427	—	—	91,427
Energy	84,317	—	—	84,317
Financials	603,217	—	—	603,217
Health Care	377,332	—	—	377,332
Industrials	333,372	—	—	333,372
Information Technology	463,819	—	—	463,819
Materials	104,650	—	—	104,650
Telecommunication Services	7,753	—	—	7,753
Utilities	88,789	—	—	88,789

Total Equity Securities	2,504,914	—	—	2,504,914
Investments in Securities	304,133,877	—	—	304,133,877
Derivatives
Assets
Futures Contracts	293,353	—	—	293,353
Swap Contracts	—	1,144	—	1,144
Liabilities
Futures Contracts	(130,729)	—	—	(130,729)
Total	304,296,501	1,144	—	304,297,645

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Capital Allocation Moderate Portfolio

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 45.1%
INTERNATIONAL 12.6%
Columbia Emerging Markets Fund, Class I Shares (a)	1,535,967	$16,603,803
Columbia European Equity Fund, Class I Shares (a)	10,461,051	75,842,619
Columbia Overseas Value Fund, Class I Shares (a)	8,370,318	75,081,749
Columbia Pacific/Asia Fund, Class I Shares (a)	4,442,983	45,540,578
Total		213,068,749
U.S. LARGE CAP 30.6%
Columbia Contrarian Core Fund, Class I Shares (a)	5,900,155	130,865,444
Columbia Large Cap Growth Fund, Class I Shares (a)	673,227	24,875,753
Columbia Large Core Quantitative Fund, Class I Shares (a)	7,185,336	71,350,384
Columbia Large Growth Quantitative Fund, Class I Shares (a)	7,883,325	73,236,090
Columbia Large Value Quantitative Fund, Class I Shares (a)	11,117,989	107,510,956
Columbia Select Large Cap Equity Fund, Class I Shares (a)	2,122,646	27,063,731
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	2,345,174	45,238,403
Columbia Select Large-Cap Value Fund, Class I Shares (a)	1,543,219	36,527,984
Total		516,668,745
U.S. SMALL CAP 1.9%
Columbia Select Smaller-Cap Value Fund, Class I Shares (a)(b)	344,745	7,963,607
Columbia Small Cap Core Fund, Class I Shares (a)	1,306,228	24,544,033
Total		32,507,640
Total Equity Funds (Cost: $621,415,350)		$762,245,134

Fixed-Income Funds 41.7%
EMERGING MARKETS 1.8%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	2,734,011	30,183,478
HIGH YIELD 8.0%
Columbia High Yield Bond Fund, Class I Shares (a)	2,685,692	8,057,076
Columbia Income Opportunities Fund, Class I Shares (a)	12,526,591	127,019,628
Total		135,076,704

	Shares	Value

Fixed-Income Funds (continued)
INFLATION PROTECTED SECURITIES 0.8%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	1,597,017	$14,596,739
INVESTMENT GRADE 31.1%
Columbia Corporate Income Fund, Class I Shares (a)	13,542,217	137,859,773
Columbia Intermediate Bond Fund, Class I Shares (a)	22,933,847	212,367,423
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,842,340	37,847,048
Columbia Mortgage Opportunities Fund, Class I Shares (a)	2,792,222	28,061,832
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	19,767,454	109,907,046
Total		526,043,122
Total Fixed-Income Funds (Cost: $700,640,473)		$705,900,043

Alternative Investment Funds 4.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares (a)(b)	834,256	9,952,672
Columbia Adaptive Alternatives Fund, Class I Shares (a)(b)	451,354	4,450,351
Columbia Diversified Absolute Return Fund, Class I Shares (a)(b)	3,216,970	32,427,054
Columbia Multi-Asset Income Fund, Class I Shares (a)	2,566,468	25,793,007
Total Alternative Investment Funds (Cost: $70,697,204)		$72,623,084

Issuer	Shares	Value

Common Stocks 1.2%
CONSUMER DISCRETIONARY 0.2%
Auto Components —%
Cooper Tire & Rubber Co.	4,700	199,703
Dana Holding Corp.	8,800	189,816
Gentherm, Inc. (b)	1,200	63,276
Total		452,795
Diversified Consumer Services —%
Capella Education Co.	2,200	118,866
Hotels, Restaurants & Leisure 0.1%
Cracker Barrel Old Country Store, Inc.	1,350	178,848
DineEquity, Inc.	1,800	173,574
Jack in the Box, Inc.	2,400	208,248
Marriott Vacations Worldwide Corp.	2,500	205,525
Total		766,195

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables —%
Helen of Troy Ltd. (b)	1,900	$166,459
Internet & Catalog Retail —%
1-800-Flowers.com, Inc., Class A (b)	12,400	131,068
Lands’ End, Inc. (b)	5,200	152,776
Overstock.com, Inc. (b)	6,700	143,849
Total		427,693
Leisure Products —%
Brunswick Corp.	1,200	60,048
Media —%
Eros International PLC (b)	9,100	160,979
Specialty Retail 0.1%
Buckle, Inc. (The)	1,900	85,120
Build-A-Bear Workshop, Inc. (b)	4,600	84,778
Cato Corp. (The), Class A	4,300	169,162
Hibbett Sports, Inc. (b)	1,700	79,560
Outerwall, Inc.	2,500	166,075
Total		584,695
Textiles, Apparel & Luxury Goods —%
Skechers U.S.A., Inc., Class A (b)	600	53,952
Vera Bradley, Inc. (b)	5,800	82,592
Total		136,544
TOTAL CONSUMER DISCRETIONARY		2,874,274
CONSUMER STAPLES —%
Food & Staples Retailing —%
Ingles Markets, Inc., Class A	1,700	71,162
SUPERVALU, Inc. (b)	3,600	31,644
Total		102,806
Food Products —%
Cal-Maine Foods, Inc.	4,600	205,666
Sanderson Farms, Inc.	2,200	165,264
Seaboard Corp. (b)	22	79,200
Total		450,130
Personal Products —%
Usana Health Sciences, Inc. (b)	1,600	181,984
TOTAL CONSUMER STAPLES		734,920

Issuer	Shares	Value

Common Stocks (continued)
ENERGY —%
Energy Equipment & Services —%
Newpark Resources, Inc. (b)	9,800	$100,548
Pioneer Energy Services Corp. (b)	5,800	43,210
Total		143,758
Oil, Gas & Consumable Fuels —%
Hallador Energy Co.	2,000	22,980
Jones Energy, Inc., Class A (b)	3,600	36,936
Pacific Ethanol, Inc. (b)	15,100	180,596
REX American Resources Corp. (b)	2,500	158,050
Westmoreland Coal Co. (b)	5,800	164,836
Total		563,398
TOTAL ENERGY		707,156
FINANCIALS 0.3%
Banks 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	5,300	168,381
Customers Bancorp, Inc. (b)	8,000	201,680
First BanCorp (b)	25,400	152,654
First NBC Bank Holding Co. (b)	4,900	172,382
Great Southern Bancorp, Inc.	2,100	82,782
International Bancshares Corp.	3,100	80,538
OFG Bancorp	9,000	126,810
Total		985,227
Capital Markets —%
Arlington Asset Investment Corp., Class A	3,400	73,712
BGC Partners, Inc., Class A	17,500	175,613
Piper Jaffray Companies (b)	800	40,360
Total		289,685
Consumer Finance —%
Credit Acceptance Corp. (b)	800	188,960
Nelnet, Inc., Class A	3,800	170,126
Springleaf Holdings, Inc. (b)	700	35,000
Total		394,086
Insurance 0.1%
Amtrust Financial Services, Inc.	3,300	196,251
Enstar Group Ltd. (b)	1,250	177,550
Fidelity & Guaranty Life	2,100	46,998
Heritage Insurance Holdings, Inc. (b)	3,500	70,175
Maiden Holdings Ltd.	12,400	180,172
Total		671,146

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 0.1%
AG Mortgage Investment Trust, Inc.	8,200	$157,604
Apollo Residential Mortgage, Inc.	2,800	44,408
Chesapeake Lodging Trust	5,400	171,450
Coresite Realty Corp.	2,900	139,432
CyrusOne, Inc.	6,200	201,376
CYS Investments, Inc.	9,800	87,416
DuPont Fabros Technology, Inc.	5,400	168,210
Geo Group, Inc. (The)	4,400	171,600
LaSalle Hotel Properties	5,000	183,450
Pebblebrook Hotel Trust	4,400	188,936
RLJ Lodging Trust	4,600	136,482
Strategic Hotels & Resorts, Inc. (b)	15,700	183,690
Summit Hotel Properties, Inc.	12,300	161,991
Total		1,996,045
Thrifts & Mortgage Finance —%
Federal Agricultural Mortgage Corp., Class C	5,200	163,488
Ladder Capital Corp., Class A	7,100	124,534
Radian Group, Inc.	11,800	210,748
United Community Financial Corp.	26,400	142,296
Total		641,066
TOTAL FINANCIALS		4,977,255
HEALTH CARE 0.2%
Biotechnology 0.1%
Achillion Pharmaceuticals, Inc. (b)	5,800	50,750
Arrowhead Research Corp. (b)	9,300	64,170
Bluebird Bio, Inc. (b)	1,000	133,190
Celldex Therapeutics, Inc. (b)	3,300	79,200
Clovis Oncology, Inc. (b)	1,400	112,504
Curis, Inc. (b)	12,600	32,382
Dyax Corp. (b)	2,800	66,948
Dynavax Technologies Corp. (b)	1,500	30,172
Isis Pharmaceuticals, Inc. (b)	1,600	90,752
Keryx Biopharmaceuticals, Inc. (b)	3,000	31,980
Merrimack Pharmaceuticals, Inc. (b)	3,330	36,963
NewLink Genetics Corp. (b)	400	17,840
Novavax, Inc. (b)	15,800	122,134
PTC Therapeutics, Inc. (b)	600	35,250
Puma Biotechnology, Inc. (b)	300	54,174
Receptos, Inc. (b)	700	103,138
Regulus Therapeutics, Inc. (b)	4,400	55,220
Spark Therapeutics, Inc. (b)	400	22,908
TESARO, Inc. (b)	2,000	108,940
Total		1,248,615

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 0.1%
Analogic Corp.	1,200	$101,400
ExacTech, Inc. (b)	6,900	150,765
Greatbatch, Inc. (b)	3,300	177,936
Merit Medical Systems, Inc. (b)	2,300	44,643
Orthofix International NV (b)	3,800	122,778
Total		597,522
Health Care Providers & Services —%
Five Star Quality Care, Inc. (b)	7,400	31,450
Magellan Health, Inc. (b)	2,500	158,250
Molina Healthcare, Inc. (b)	3,200	189,536
Triple-S Management Corp., Class B (b)	7,300	136,656
Total		515,892
Life Sciences Tools & Services —%
Affymetrix, Inc. (b)	13,400	162,542
INC Research Holdings, Inc. Class A (b)	5,000	167,700
PAREXEL International Corp. (b)	3,100	197,083
Total		527,325
Pharmaceuticals —%
Lannett Co., Inc. (b)	2,600	149,500
Pernix Therapeutics Holdings, Inc. (b)	8,300	52,954
Total		202,454
TOTAL HEALTH CARE		3,091,808
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
Cubic Corp.	3,400	168,572
Curtiss-Wright Corp.	2,700	197,262
Engility Holdings, Inc.	3,900	108,693
Moog, Inc., Class A (b)	2,600	181,688
Teledyne Technologies, Inc. (b)	900	94,473
Total		750,688
Air Freight & Logistics —%
Air Transport Services Group, Inc. (b)	11,000	102,520
Commercial Services & Supplies —%
Deluxe Corp.	3,200	207,200
Ennis, Inc.	1,900	29,222
Quad/Graphics, Inc.	7,400	159,396
Total		395,818

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering —%
Argan, Inc.	4,400	$142,164
EMCOR Group, Inc.	4,000	178,520
Total		320,684
Electrical Equipment —%
EnerSys	700	47,530
Machinery 0.1%
Blount International, Inc. (b)	1,300	17,238
Douglas Dynamics, Inc.	3,000	65,250
Kadant, Inc.	3,300	168,168
LB Foster Co., Class A	3,700	158,101
Meritor, Inc. (b)	4,900	64,288
Wabash National Corp. (b)	3,100	43,462
Total		516,507
Marine —%
Matson, Inc.	4,900	198,450
Professional Services —%
CRA International, Inc. (b)	1,200	35,040
RPX Corp. (b)	10,200	158,712
VSE Corp.	500	35,570
Total		229,322
Road & Rail —%
ArcBest Corp.	4,500	160,650
TOTAL INDUSTRIALS		2,722,169
INFORMATION TECHNOLOGY 0.2%
Communications Equipment —%
Black Box Corp.	800	15,920
Polycom, Inc. (b)	12,700	165,735
Total		181,655
Electronic Equipment, Instruments & Components 0.1%
Benchmark Electronics, Inc. (b)	6,000	141,180
Checkpoint Systems, Inc.	14,800	153,328
Insight Enterprises, Inc. (b)	6,100	174,582
Littelfuse, Inc.	900	88,191
Methode Electronics, Inc.	3,900	165,594
Sanmina Corp. (b)	7,700	156,541
Total		879,416

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services —%
Cimpress NV (b)	300	$25,182
LogMeIn, Inc. (b)	3,400	218,212
Total		243,394
IT Services —%
Blackhawk Network Holdings, Inc. (b)	600	22,062
MAXIMUS, Inc.	3,600	230,436
NeuStar, Inc., Class A (b)	4,200	126,000
Science Applications International Corp.	3,400	170,340
Syntel, Inc. (b)	3,600	162,072
Total		710,910
Semiconductors & Semiconductor Equipment —%
Alpha & Omega Semiconductor Ltd. (b)	8,900	72,891
Amkor Technology, Inc. (b)	20,500	144,115
Cohu, Inc.	8,000	83,760
Diodes, Inc. (b)	6,100	162,992
IXYS Corp.	13,400	151,554
Microsemi Corp. (b)	3,200	106,752
Total		722,064
Software 0.1%
Aspen Technology, Inc. (b)	5,200	230,828
AVG Technologies NV (b)	8,600	205,712
Fair Isaac Corp.	900	79,614
Netscout Systems, Inc. (b)	1,700	69,870
Pegasystems, Inc.	6,900	148,626
Progress Software Corp. (b)	6,200	163,680
SS&C Technologies Holdings, Inc.	2,400	144,408
Total		1,042,738
TOTAL INFORMATION TECHNOLOGY		3,780,177
MATERIALS 0.1%
Chemicals 0.1%
Chemtura Corp. (b)	4,600	138,598
PolyOne Corp.	4,900	191,345
Total		329,943
Construction Materials —%
United States Lime & Minerals, Inc.	1,300	85,800
Containers & Packaging —%
Graphic Packaging Holding Co.	2,400	33,840

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining —%
Century Aluminum Co. (b)	4,900	$63,161
Materion Corp.	4,500	179,955
Total		243,116
Paper & Forest Products —%
Clearwater Paper Corp. (b)	2,700	172,719
TOTAL MATERIALS		865,418
TELECOMMUNICATION SERVICES —%
Wireless Telecommunication Services —%
Shenandoah Telecommunications Co.	1,700	58,582
TOTAL TELECOMMUNICATION SERVICES		58,582
UTILITIES —%
Electric Utilities —%
IDACORP, Inc.	1,500	90,495
Portland General Electric Co.	5,100	179,316
Total		269,811

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities —%
Chesapeake Utilities Corp.	1,500	$71,670
New Jersey Resources Corp.	6,300	192,213
Southwest Gas Corp.	3,000	165,000
Total		428,883
Water Utilities —%
SJW Corp.	1,300	38,025
TOTAL UTILITIES		736,719
Total Common Stocks (Cost: $21,230,623)		$20,548,478

	Shares	Value

Money Market Funds 7.5%
Columbia Short-Term Cash Fund, 0.111% (a)(c)	127,785,456	$127,785,456
Total Money Market Funds (Cost: $127,785,456)		$127,785,456
Total Investments
(Cost: $1,541,769,106) (d)		$1,689,102,195(e)
Other Assets & Liabilities, Net		3,516,132
Net Assets		$1,692,618,327

Investments in Derivatives Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $4,888,131 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO STOXX 50	267	EUR	10,696,897	06/2015	—	(425,519)
mini MSCI EAFE	319	USD	30,212,490	06/2015	1,260,676	—
S&P MID 400 EMINI	91	USD	13,618,150	06/2015	109,431	—
S&P500 EMINI FUT	284	USD	29,520,380	06/2015	521,861	—
SPI 200 FUTURES	28	AUD	3,189,062	06/2015	—	(41,002)
TOPIX INDX FUTR	82	JPY	10,909,297	06/2015	457,423	—
US 10YR NOTE(CBT)	261	USD	33,505,875	06/2015	81,158	—
US LONG BOND(CBT)	44	USD	7,022,125	06/2015	—	(119,050)
US ULTRA BOND(CBT)	36	USD	5,922,000	06/2015	—	(135,056)
Total			144,596,276		2,430,549	(720,627)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $1,460,000 was pledged as collateral to cover open credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	CDX Emerging Markets Index 23-V1	06/20/2020	1.000	3.045%	16,250,000	(1,522,043)	1,510,523	18,958	7,438	—

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the           likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	8,778,841	8,020	(494,598)	69,518	8,361,781	—	—	9,952,672
Columbia Absolute Return Emerging Markets Macro Fund, Class I Shares	29,342,802	876	(27,842,449)	(1,501,229)	—	—	—	—
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	34,940,036	2,149,463	(36,043,723)	(1,045,776)	—	2,149,062	—	—
Columbia Adaptive Alternatives Fund, Class I Shares	—	4,500,000	—	—	4,500,000	—	—	4,450,351
Columbia Contrarian Core Fund, Class I Shares	101,055,637	8,600	(3,801,444)	2,184,983	99,447,776	—	—	130,865,444
Columbia Corporate Income Fund, Class I Shares	135,769,462	1,063,331	(293,727)	14,600	136,553,666	—	1,033,647	137,859,773
Columbia Diversified Absolute Return Fund, Class I Shares	—	32,232,339	(63,158)	913	32,170,094	—	—	32,427,054
Columbia Emerging Markets Bond Fund, Class I Shares	30,325,054	278,199	(33,822)	(945)	30,568,486	—	268,766	30,183,478
Columbia Emerging Markets Fund, Class I Shares	15,745,379	670	(829,042)	74,141	14,991,148	—	—	16,603,803
Columbia European Equity Fund, Class I Shares	63,955,328	6,500	(4,190,094)	1,079,561	60,851,295	—	—	75,842,619
Columbia High Yield Bond Fund, Class I Shares	—	7,959,574	(9,400)	100	7,950,274	—	45,565	8,057,076
Columbia Income Opportunities Fund, Class I Shares	121,156,484	1,487,899	(2,030,354)	510,814	121,124,843	—	1,477,522	127,019,628
Columbia Inflation Protected Securities Fund, Class I Shares	16,435,941	8,739	(18,283)	(2,207)	16,424,190	—	—	14,596,739
Columbia Intermediate Bond Fund, Class I Shares	210,817,422	1,530,255	(342,281)	24,817	212,030,213	—	1,462,025	212,367,423
Columbia Large Cap Growth Fund, Class I Shares	16,578,363	6,579	(1,926,649)	1,132,786	15,791,079	—	—	24,875,753
Columbia Large Core Quantitative Fund, Class I Shares	43,123,754	6,597	(1,501,221)	836,004	42,465,134	—	—	71,350,384
Columbia Large Growth Quantitative Fund, Class I Shares	67,514,448	10,877	(2,916,368)	1,172,256	65,781,213	—	—	73,236,090
Columbia Large Value Quantitative Fund, Class I Shares	102,173,027	19,559	(283,275)	13,565	101,922,876	—	—	107,510,956

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Limited Duration Credit Fund, Class I Shares	38,196,062	228,906	(93,903)	404	38,331,469	—	219,890	37,847,048
Columbia Mortgage Opportunities Fund, Class I Shares	—	28,036,020	(31,962)	(335)	28,003,723	—	185,207	28,061,832
Columbia Multi-Asset Income Fund, Class I Shares	—	25,665,329	—	—	25,665,329	—	59,329	25,793,007
Columbia Overseas Value Fund, Class I Shares	80,799,010	7,364	(6,481,026)	(205,764)	74,119,584	—	—	75,081,749
Columbia Pacific/Asia Fund, Class I Shares	38,103,709	4,738	(3,945,368)	1,084,247	35,247,326	—	—	45,540,578
Columbia Select Large Cap Equity Fund, Class I Shares	29,632,879	10,577	(1,190,268)	(86,663)	28,366,525	—	—	27,063,731
Columbia Select Large Cap Growth Fund, Class I Shares	33,898,738	3,816	(3,853,282)	1,376,242	31,425,514	—	—	45,238,403
Columbia Select Large-Cap Value Fund, Class I Shares	23,380,096	9,019	(1,267,426)	572,246	22,693,935	—	—	36,527,984
Columbia Select Smaller-Cap Value Fund, Class I Shares	6,800,652	4,529	(825,783)	228,927	6,208,325	—	—	7,963,607
Columbia Short-Term Cash Fund	177,683,380	77,841,565	(127,739,489)	—	127,785,456	—	44,348	127,785,456
Columbia Small Cap Core Fund, Class I Shares	22,763,461	6,649	(764,613)	98,123	22,103,620	—	—	24,544,033
Columbia U.S. Government Mortgage Fund, Class I Shares	108,950,506	838,875	(136,851)	1,079	109,653,609	—	819,255	109,907,046
Total	1,557,920,471	183,935,464	(228,949,859)	7,632,407	1,520,538,483	2,149,062	5,615,554	1,668,553,717

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $1,541,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$152,503,000
Unrealized Depreciation	(5,170,000)
Net Unrealized Appreciation	$147,333,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	762,245,134	—	—	762,245,134
Fixed-Income Funds	705,900,043	—	—	705,900,043
Alternative Investment Funds	72,623,084	—	—	72,623,084
Money Market Funds	127,785,456	—	—	127,785,456
Total Mutual Funds	1,668,553,717	—	—	1,668,553,717
Equity Securities
Common Stocks
Consumer Discretionary	2,874,274	—	—	2,874,274
Consumer Staples	734,920	—	—	734,920
Energy	707,156	—	—	707,156
Financials	4,977,255	—	—	4,977,255
Health Care	3,091,808	—	—	3,091,808
Industrials	2,722,169	—	—	2,722,169
Information Technology	3,780,177	—	—	3,780,177
Materials	865,418	—	—	865,418
Telecommunication Services	58,582	—	—	58,582
Utilities	736,719	—	—	736,719
Total Equity Securities	20,548,478	—	—	20,548,478
Investments in Securities	1,689,102,195	—	—	1,689,102,195
Derivatives
Assets
Futures Contracts	2,430,549	—	—	2,430,549
Swap Contracts	—	7,438	—	7,438
Liabilities
Futures Contracts	(720,627)	—	—	(720,627)
Total	1,690,812,117	7,438	—	1,690,819,555

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Income Builder Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 31.3%
Convertible 4.8%
Columbia Convertible Securities Fund, Class I Shares (a)	3,415,299	$66,905,699
Dividend Income 21.7%
Columbia Dividend Income Fund, Class I Shares (a)	4,817,760	91,200,195
Columbia Dividend Opportunity Fund, Class I Shares (a)	11,489,827	110,647,040
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	5,252,893	97,493,690
Total		299,340,925
U.S. Small Cap 4.8%
Columbia Small Cap Value Fund I, Class I Shares (a)	1,434,589	66,478,862
Total Equity Funds (Cost: $418,390,164)		$432,725,486

Fixed-Income Funds 68.7%
Emerging Markets 11.8%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	14,794,012	163,325,895
Floating Rate 9.8%
Columbia Floating Rate Fund, Class I Shares (a)	14,749,692	134,812,182
High Yield 16.2%
Columbia High Yield Bond Fund, Class I Shares (a)	74,574,272	223,722,815

	Shares	Value

Fixed-Income Funds (continued)
Inflation Protected Securities 2.5%
Columbia Inflation Protected Securities Fund, Class I Shares (a)	3,747,544	$34,252,555
Investment Grade 28.4%
Columbia Corporate Income Fund, Class I Shares (a)	5,829,694	59,346,289
Columbia Limited Duration Credit Fund, Class I Shares (a)	7,009,212	69,040,739
Columbia Mortgage Opportunities Fund, Class I Shares (a)	10,535,750	105,884,281
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	27,169,208	151,060,798
Columbia U.S. Treasury Index Fund, Class I Shares (a)	590,687	6,662,953
Total		391,995,060
Total Fixed-Income Funds (Cost: $952,967,224)		$948,108,507

Money Market Funds —%
Columbia Money Market Fund, Class I Shares, 0.008% (a)(b)	651,919	651,919
Total Money Market Funds (Cost: $651,919)		$651,919
Total Investments (Cost: $1,372,009,307) (c)		$1,381,485,912(d)
Other Assets & Liabilities, Net		(270,822)
Net Assets		$1,381,215,090

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Convertible Securities Fund, Class I Shares	33,848,968	28,314,505	(2,925,159)	604,446	59,842,760	314,505	66,905,699
Columbia Corporate Income Fund, Class I Shares	61,830,179	478,688	(1,725,330)	(86,624)	60,496,913	453,049	59,346,289
Columbia Dividend Income Fund, Class I Shares	95,935,960	633,228	(9,572,848)	718,430	87,714,770	617,783	91,200,195
Columbia Dividend Opportunity Fund, Class I Shares	105,449,156	977,234	(8,151,230)	1,037,968	99,313,128	961,790	110,647,040
Columbia Emerging Markets Bond Fund, Class I Shares	185,437,140	2,454,424	(14,000,000)	(731,507)	173,160,057	1,538,641	163,325,895
Columbia Floating Rate Fund, Class I Shares	68,612,163	64,588,163	—	—	133,200,326	1,193,119	134,812,182

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Global Dividend Opportunity Fund, Class I Shares	102,204,634	1,744,663	—	—	103,949,297	845,252	97,493,690
Columbia High Yield Bond Fund, Class I Shares	242,410,251	3,039,670	(33,498,007)	4,440,868	216,392,782	3,014,031	223,722,815
Columbia Inflation Protected Securities Fund, Class I Shares	36,446,089	31,817	—	—	36,477,906	—	34,252,555
Columbia International Bond Fund, Class I Shares*	51,257,717	—	(48,788,888)	(2,468,829)	—	—	—
Columbia Limited Duration Credit Fund, Class I Shares	54,517,226	14,391,772	—	—	68,908,998	391,773	69,040,739
Columbia Money Market Fund, Class I Shares	651,903	16	—	—	651,919	16	651,919
Columbia Mortgage Opportunities Fund, Class I Shares	103,991,148	1,941,934	—	—	105,933,082	1,057,967	105,884,281
Columbia Small Cap Value Fund I, Class I Shares	71,963,761	277,809	(5,294,522)	623,161	67,570,209	—	66,478,862
Columbia U.S. Government Mortgage Fund, Class I Shares	153,334,909	1,138,254	(2,824,931)	(16,478)	151,631,754	1,138,254	151,060,798
Columbia U.S. Treasury Index Fund, Class I Shares	6,739,424	25,982	—	—	6,765,406	22,892	6,662,953
Total	1,374,630,628	120,038,159	(126,780,915)	4,121,435	1,372,009,307	11,549,072	1,381,485,912

*Issuer was not an affiliate for the entire period ended April 30, 2015.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(c)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $1,372,009,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,956,000
Unrealized Depreciation	(21,479,000)
Net Unrealized Appreciation	$9,477,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	432,725,486	—	—	432,725,486
Fixed-Income Funds	948,108,507	—	—	948,108,507
Money Market Funds	651,919	—	—	651,919
Total Mutual Funds	1,381,485,912	—	—	1,381,485,912
Total	1,381,485,912	—	—	1,381,485,912

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 19, 2015